One Commerce Square
                                           Philadelphia, PA 19103
                                           215-988-1200

Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                 File No. 2-10765
                                        1940 Act File No. 811-249


January 2, 1996




Filed via EDGAR (CIK #0000027801)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-10765
     DELAWARE GROUP DELAWARE FUND, INC.
     ----------------------------------

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 103, the most recent post-effective amendment of Delaware Group Delaware Fund, Inc. Post-Effective Amendment No. 103 was filed electronically with the Commission on December 29, 1995 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/ John M. Zerr
________________
John M. Zerr
Vice President/
Assistant Secretary